Other operating income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Transition services to Polestar Times Technology	$ 26,944	$ 0	$ 0
Sales of plant operation services to a related party	10,100	25,202	0
Reduction of litigation provision, net of insurance	2,345	0	0
Gain on asset grouping sold to a related party	0	16,334	0
Sales of carbon credits to a related party	0	5,628	0
Net foreign exchange rate difference	0	37,466	0
Other operating income	20,043	15,773	4,723
Total	59,432	100,403	4,723
Net foreign exchange rate difference	43,705	0	2,264
Transition services to Polestar Times Technology	8,939	27,630	0
Non-income tax expense	1,248	669	1,083
Litigation expense, net of insurance	0	25,676	0
Other operating expenses	13,631	4,348	1,681
Total	$ 67,523	$ 58,323	$ 5,028